Subsequent Events	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
27.	SUBSEQUENT EVENTS

Privatizatione Transaction

On January 27, 2014, the Company’s board of directors received a preliminary non-binding proposal letter from Shanda Interactive and Primavera Capital (Cayman) Fund I L.P., an affiliate of Primavera Capital Limited (“Primavera”), to acquire all of the Company’s outstanding Class A and Class B ordinary shares in a privatization transaction for US$6.90 per ADS, or US$3.45 per ordinary share, in cash, subject to certain conditions. On January 27, 2014, Primavera entered into a share purchase agreement to acquire 28,959,276 Class A ordinary shares at US$2.7625 per share from Shanda Interactive, and completed the transfer of these Class A ordinary shares on February 17, 2014. On April 18, 2014, Perfect World, another online game developer and operator in China, entered into a share purchase agreement to acquire a total of 30,326,005 Class A ordinary shares at US$3.2975 per share from Shanda Interactive, and expected to complete the transfer of these Class A ordinary shares within 30 days after April 18, 2014. Perfect World also entered into an adherence agreement on April 18, 2014 to become a party to a consortium agreement dated as of January 27, 2014 between Shanda Interactive and Primavera and to participate in the proposed going-private transaction as a new member of the consortium formed under the consortium agreement. In addition, FountainVest entered into an adherence agreement on April 25, 2014 and became a member of the consortium.

Refinancing several short-term and long-term loans

On March 17, 2014, the Group entered into a syndicated credit facility arranged by the Shanghai Commercial & Savings Bank, Ltd., the Bank of Taiwan, Mega International Commercial Bank and Taiwan Cooperative Bank in the aggregate amount of USD117.0 million (equivalent to RMB 713.3 million). The facility was used to repay two short-term loans from Shanghai Commercial & Savings Bank, Ltd. and the Bank of Taiwan with aggregate amount of USD62.0 million (equivalent to RMB 378.0 million) and a 2-year loan with principle amount of USD55.0 million (equivalent to RMB 335.3 million). Those two short-term loans were originally due in March 2014 and the loan with principle amount of USD55.0 million was originally due in December 2015. (Note 14 and Note 16).This syndicated loan has a term of two years from the date of withdrawal and a fixed interest rate of 2.75% and is collateralized by a pledge of time deposits with maturity over two years of RMB723.0 million with an interest rate of 5.45% per annum.

Early repayment of short-term borrowings

In April 2014, the Group issued repayment notices to certain commercial banks for the early repayment of short-term borrowings borrowed as of December 2013.

The Group prepaid a borrowing of USD40.1 million (equivalent to RMB244.2 million,)in April 2014, which was originally due in December 2014, from Industrial and Commercial Bank of China. The borrowing originally carries an interest rate of 2.28% per annum and was collateralized by a pledge of short-term investments of RMB260.0 million with an interest rate of 4.9% per annum.

The Group prepaid a borrowing of USD43.0 million (equivalent to RMB262.2 million,)in April 2014, which was originally due in December 2014, from China Merchants Bank. The borrowing originally carries an interest rate of 2.5% per annum and was collateralized by a pledge of short-term investments of RMB199.1 million with an interest rate of 5.8% per annum.

The Group prepaid a borrowing of USD28.2 million (equivalent to RMB171.6 million,)in April 2014, which was originally due in December 2014, from Bank of China. The borrowing originally carries an interest rate of 2.98% per annum and was collateralized by a pledge of short-term investments of RMB210.0 million with an interest rate of 5.6% per annum.

Pursuant to the prepayment notice, all interest incomes derived from the pledged short-term investment and time deposits with maturity over one year were waived. The unamortized bank charges were recognized immediately. The waived interest income and bank charge as of December 31, 2013 together with additional charges associated with the prepayment action are quantitatively immaterial to the Group’s financial statements.